Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Oct. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Fair value	$ 4,700,000
Digital asset miners with estimated useful lives		5 years
Company generated revenues		$ 44,916,131	$ 32,296,593	$ 96,078,570
Capitalized costs		2,800,000
Outstanding commission expense payable		$ 1,900,000
Property and Equipment, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Digital asset miners with estimated useful lives		3 years
Contract [Member]
Summary of Significant Accounting Policies [Line Items]
Capitalized costs		$ 100,000
Digital Asset [Member]
Summary of Significant Accounting Policies [Line Items]
Digital asset miners with estimated useful lives		3 years
Native Staking [Member]
Summary of Significant Accounting Policies [Line Items]
Company generated revenues		$ 531,702	5,722
Liquid Staking [Member]
Summary of Significant Accounting Policies [Line Items]
Company generated revenues		$ 144,011	$ 20,182